UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22784

Dreyfus Municipal Bond Infrastructure Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	5/31/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Infrastructure Fund Inc.
May 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--140.2%	Rate (%)	Date	Amount ($)		Value ($)
Alaska--4.6%
Alaska Industrial Development and
Export Authority, Revenue
(Providence Health and
Services) (Morgan Stanley
Municipal Trust Program
Residual Series 3334)	5.00	10/1/40	10,000,000 a,b,c		10,838,600
Arizona--4.4%
Pima County Industrial Development
Authority, Education Revenue
(Arizona Charter Schools
Refunding Project)	5.38	7/1/31	4,490,000		4,862,266
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	5,000,000		5,534,450
California--7.3%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1174) (San Diego
County Regional Airport
Authority, Senior Airport
Revenue)	5.00	7/1/43	10,000,000 a,b,d		10,613,700
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/47	4,430,000		3,893,616
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	3,000,000		2,825,700
Colorado--3.4%
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.00	12/1/33	1,960,000	c	2,069,740
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	6.50	11/15/38	4,450,000		5,987,119
Indiana--4.7%
Indiana Finance Authority,
Midwestern Disaster Relief
Revenue (Ohio Valley Electric
Corporation Project)	5.00	6/1/32	5,500,000		5,848,150
Indiana Finance Authority,
Private Activity Bonds (Ohio
River Bridges East End
Crossing Project)	5.00	7/1/44	5,000,000		5,192,450

Iowa--5.7%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Alcoa Inc. Project)	4.75	8/1/42	6,495,000		6,179,798
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	7,000,000		7,228,270
Louisiana--2.3%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Subordinate Lien
Revenue (East Baton Rouge
Sewerage Commission Projects)	5.00	2/1/48	5,000,000		5,357,800
Massachusetts--2.1%
Massachusetts Development Finance
Agency, RRR (Covanta Energy
Project)	5.25	11/1/42	4,870,000		4,973,195
Michigan--2.0%
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	5,000,000		4,765,200
Mississippi--9.1%
Southern Mississippi Educational
Building Corporation, Revenue
(Residence Hall Construction
and Refunding Project) (Morgan
Stanley Municipal Trust
Program Residual Series 3335)	5.00	3/1/43	19,490,000	a,b	21,555,343
Missouri--.9%
Saint Louis County Industrial
Development Authority, Senior
Living Facilities Revenue
(Friendship Village Sunset
Hills)	5.00	9/1/42	2,000,000	c	2,114,400
New York--17.8%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1169)
(Metropolitan Transportation
Authority, Transportation
Revenue)	5.00	11/15/43	15,000,000 a,b,d		16,138,650
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/39	8,000,000		8,096,400
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated

Group)	5.00	7/1/28	5,000,000	d	5,272,250
RIB Floater Trust (Series 9U)
(New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue)	5.00	6/15/47	11,575,000	a,b	12,677,966
North Carolina--9.4%
Deutsche Bank Spears/Lifers Trust
(Series DB-1167) (North
Carolina Medical Care
Commission, Health Care
Facilities Revenue (Duke
University Health System))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	5.00	6/1/42	20,000,000 a,b,c		22,193,000
Ohio--15.6%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.75	6/1/34	7,000,000		6,329,050
JPMorgan Chase Putters/Drivers
Trust (Series 4313) (The Ohio
State University, Special
Purpose General Receipts Bonds)	5.00	12/1/20	16,810,000	a,b	18,764,316
Muskingum County,
Hospital Facilities Revenue,
(Genesis HealthCare System
Obligated Group Project)	5.00	2/15/44	7,000,000	c	6,891,430
Rickenbacker Port Authority,
Capital Funding Revenue (Ohio
Association of School Business
Officials Expanded Asset
Pooled Financing Program)	5.38	1/1/32	4,545,000		4,957,777
Pennsylvania--8.2%
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	4,000,000		4,173,680
Deutsche Bank Spears/Lifers Trust
(Series DBE-1173)
(Pennsylvania Turnpike
Commission, Motor License
Fund-Enhanced Turnpike
Subordinate Special Revenue)	5.00	12/1/43	9,270,000 a,b,d		10,023,350
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/43	5,000,000	d	5,284,600
South Carolina--.5%
South Carolina Jobs-Economic
Development Authority, Health
Facilities Revenue (The
Lutheran Homes of South
Carolina, Inc.)	5.13	5/1/48	1,250,000	c	1,243,237
Texas--12.4%
Central Texas Regional Mobility

Authority, Senior Lien Revenue	5.00	1/1/43	5,315,000	d	5,686,412
Deutsche Bank Spears/Lifers Trust
(Series DBE-1168) (Dallas and
Fort Worth, Joint Improvement
Revenue (Dallas/Fort Worth
International Airport))	5.00	11/1/38	15,000,000 a,b,d		15,520,500
JPMorgan Chase Putters/Drivers
Trust (Series 4314) (Tarrant
County Cultural Education
Facilities Finance
Corporation, HR (Baylor Health
Care System Project))	5.00	11/15/20	7,410,000 a,b,c		8,112,229
Virginia--7.4%
Deutsche Bank Spears/Lifers Trust
(Series DB-1170) (Norfolk
Economic Development
Authority, Health Care
Facilities Revenue (Sentara
Healthcare))	5.00	11/1/43	11,725,000 a,b,c		12,883,298
Virginia Small Business Financing
Authority, Senior Lien Revenue
(95 Express Lanes LLC Project)	5.00	7/1/34	4,500,000	d	4,661,820
Wisconsin--8.2%
Public Finance Agency,
Senior Airport Facilities
Revenue (Transportation
Infrastructure Properties, LLC
Obligated Group)	5.00	7/1/42	5,000,000	d	5,184,550
Wisconsin Health and Educational
Facilities Authority, Revenue
(Froedtert Health, Inc.
Obligated Group) (Morgan
Stanley Municipal Trust
Program Residual Series 3333)	5.00	4/1/42	10,375,000 a,b,c		11,214,119
Wisconsin Health and Educational
Facilities Authority, Revenue
(Sauk-Prairie Memorial
Hospital, Inc. Project)	5.38	2/1/48	3,000,000	c	3,057,540
U.S. Related--14.2%
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.75	7/1/37	6,500,000		6,644,885
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.25	7/1/42	6,905,000		6,670,161
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/32	4,500,000		4,394,385
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	7,000,000		6,974,590
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/39	9,120,000	d	8,960,674
Total Long-Term Municipal Investments

(cost $337,359,377)					331,850,666
Short-Term Municipal	Coupon	Maturity	Principal
Investments--10.2%	Rate (%)	Date	Amount ($)		Value ($)
California--3.2%
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.07	6/3/13	7,500,000	e	7,500,000
Connecticut--.9%
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.05	6/3/13	2,180,000	e	2,180,000
New York--3.0%
New York City
GO Notes (LOC; JPMorgan Chase
Bank)	0.11	6/3/13	7,000,000	e	7,000,000
Pennsylvania--3.1%
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; JPMorgan
Chase Bank)	0.07	6/3/13	7,400,000	c,e	7,400,000
Total Short-Term Municipal Investments
(cost $24,080,000)					24,080,000
Total Investments (cost $361,439,377)			150.4%		355,930,666
Liabilities, Less Cash and Receivables			(50.4%)		(119,345,873)
Net Assets			100.0%		236,584,793

a Collateral for floating rate borrowings.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities were valued at $170,535,071 or 72.1% of net assets.
c At May 31, 2013, the fund had $88,017,593 or 37.2% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
d At May 31, 2013, the fund had $87,346,506 or 36.9% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation.
e Variable rate demand note - rate shown is the interest rate in effect at May 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2013, net unrealized depreciation on investments was $5,508,711 of which $547,685 related to appreciated investment securities and $6,056,396 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts

EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	355,930,666	-	355,930,666

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Infrastructure Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	June 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)